Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 33.9%
Banco Bilbao Vizcaya Argentaria SA	12,752,200	$69,169,200
Banco de Sabadell SA	19,348,909	21,414,842
Banco Santander SA	33,503,864	147,548,062
Bankia SA	5,273,911	13,305,491
Bankinter SA	2,450,802	17,691,752
CaixaBank SA	10,136,871	31,154,434

		300,283,781

Biotechnology — 2.8%
Grifols SA	970,620	24,855,410

Construction & Engineering — 7.6%
ACS Actividades de Construccion y Servicios SA	784,162	32,244,366
Ferrovial SA	1,461,717	34,841,413
Ferrovial SA, New(a)	22,803	543,535

		67,629,314

Diversified Telecommunication Services — 10.2%
Cellnex Telecom SA(b)	529,898	18,570,971
Telefonica SA	8,927,541	71,409,663

		89,980,634

Electric Utilities — 18.7%
Endesa SA	1,077,506	26,788,041
Iberdrola SA	11,745,016	108,814,134
Red Electrica Corp. SA	1,386,275	29,397,463

		164,999,638

Electrical Equipment — 1.9%
Siemens Gamesa Renewable Energy SA	1,089,954	16,943,536

Gas Utilities — 3.2%
Naturgy Energy Group SA	982,139	27,941,226

Insurance — 1.8%
Mapfre SA	5,284,561	15,475,901

Security	Shares	Value

IT Services — 4.5%
Amadeus IT Group SA	524,774	$39,975,697

Oil, Gas & Consumable Fuels — 6.8%
Enagas SA	726,313	19,829,492
Repsol SA	2,516,039	40,542,202

		60,371,694

Specialty Retail — 4.3%
Industria de Diseno Textil SA	1,432,625	38,394,524

Transportation Infrastructure — 4.1%
Aena SME SA(b)	199,189	36,602,242

Total Common Stocks — 99.8% (Cost: $1,162,638,697)		883,453,597

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	572,459	572,459

Total Short-Term Investments — 0.1% (Cost: $572,459)		572,459

Total Investments in Securities — 99.9% (Cost: $1,163,211,156)		884,026,056

Other Assets, Less Liabilities — 0.1%		1,011,335

Net Assets — 100.0%		$885,037,391

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,678,549	(19,678,549)	—	$—	$23,077	(a)	$820	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	345,951	226,508	572,459	572,459	15,418		—	—

				$572,459	$38,495		$820	$(7)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	14	06/21/19	$1,400	$(10,410)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Spain ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$882,910,062	$543,535	$—	$883,453,597
Money Market Funds	572,459	—	—	572,459

	$883,482,521	$543,535	$—	$884,026,056

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,410)	$—	$—	$(10,410)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2